Inventories (Tables)	9 Months Ended
Sep. 30, 2026
Inventory Disclosure [Abstract]
Schedule of Inventories

	September 30, 2026	December 31, 2025
Purchased parts	$1,702	$2,034
Work-in-process	165	199
Finished goods	604	804
	$2,471	$3,037